Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation	$ 200,000	$ 100,000		$ 300,000	$ 585,550	$ 565,599
Property, plant and equipment, disposals	500,000	36,700	$ 500,000	400,000	519,563	347,658
Gain (loss) on disposition of property plant equipment					274,098	193,405
Closed Locations and Future Locations [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property plant equipment	$ 100,000	$ 26,900	$ 100,000	$ 300,000
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, depletion and amortization, property, plant, and equipment					$ 245,465	$ 154,253